4. DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Note 3.Discontinued Operations Tables Abstract
Schedule of assets and liabilities, discontinued operations
	December 31,
	2018	2017
	RMB	RMB
Assets classified as discontinued operations
Accounts receivable, net	36,194	47,647
Prepaid expenses and other current assets	2,134	1,246
Inventories	105	979
Total current assets	38,433	49,872
Deferred income tax assets	14,966	42,002
Total non-current assets	14,966	42,002
Total assets	53,399	91,874

	December 31,
	2018	2017
	RMB	RMB
Liabilities classified as discontinued operations
Other payables and accrued liabilities	10,352	10,916
Total liabilities	10,352	10,916

Revenues and income from discontinued operations
	Years ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Revenues	10	1,456	41,525

Income (loss) from discontinued operations	845	(2,657)	(25,835)
Income tax provisions (benefit)	836	(4,993)	(26,929
Income from discontinued operation, net of income tax	9	2,336	1,094

Selective cash flow information from discontinued operations
	Years ended December 31,
	2018	2017	2016
	RMB	RMB	RMB
Net cash provided by operating activities	11,453	44,548	322,100
Net cash provided by (used in) investing activities	—	—	—
Net cash provided by (used in) financing activities	—	—	—